UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth and Income Fund

Portfolio of Investments

July 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.8%
Health Care - 16.5%
Biotechnology - 4.7%
Amgen, Inc. (a)	826,500	$51,499,215
Biogen Idec, Inc. (a)	592,000	28,149,600

		79,648,815

Health Care Providers & Services - 6.9%
Aetna, Inc.	441,700	11,912,649
AmerisourceBergen Corp.-Class A	321,700	6,343,924
Humana, Inc. (a)	191,200	6,280,920
Medco Health Solutions, Inc. (a)	793,013	41,918,667
Quest Diagnostics, Inc.	343,900	18,783,818
UnitedHealth Group, Inc.	1,133,200	31,797,592

		117,037,570

Pharmaceuticals - 4.9%
Abbott Laboratories	233,700	10,514,163
Eli Lilly & Co.	822,400	28,693,536
Endo Pharmaceuticals Holdings, Inc. (a)	334,075	7,018,916
Forest Laboratories, Inc. (a)	591,000	15,265,530
Schering-Plough Corp.	792,900	21,019,779

		82,511,924

		279,198,309

Energy - 16.4%
Energy Equipment & Services - 1.6%
Cameron International Corp. (a)	408,405	12,754,488
Noble Corp.	393,750	13,332,375

		26,086,863

Oil, Gas & Consumable Fuels - 14.8%
Chevron Corp.	642,200	44,613,634
ConocoPhillips	273,415	11,950,970
Exxon Mobil Corp.	1,154,600	81,272,294
Occidental Petroleum Corp.	915,950	65,343,873
Total SA (Sponsored ADR)	865,710	48,176,761

		251,357,532

		277,444,395

Industrials - 14.6%
Aerospace & Defense - 9.2%
Goodrich Corp.	478,600	24,580,896
Honeywell International, Inc.	319,750	11,095,325
L-3 Communications Holdings, Inc.-Class 3	542,450	40,954,975
Raytheon Co.	1,348,250	63,300,337
United Technologies Corp.	297,300	16,193,931

		156,125,464

Construction & Engineering - 2.8%
Fluor Corp.	488,100	25,771,680
URS Corp. (a)	436,500	22,086,900

		47,858,580

Electrical Equipment - 0.4%
Hubbell, Inc.-Class B	192,900	7,199,028

Machinery - 1.9%
Dover Corp.	176,400	5,999,364
Flowserve Corp.	190,700	15,402,839
Joy Global, Inc.	309,270	11,498,659

		32,900,862

Trading Companies & Distributors - 0.3%
WESCO International, Inc. (a)	173,810	4,291,369

		248,375,303

Financials - 14.0%
Capital Markets - 3.5%
Bank of New York Mellon Corp.	535,400	14,637,836
BlackRock, Inc.-Class A	74,834	14,258,871
Morgan Stanley	352,000	10,032,000
State Street Corp.	175,300	8,817,590
TD Ameritrade Holding Corp. (a)	628,404	11,650,610

		59,396,907

Diversified Financial Services - 1.5%
Bank of America Corp.	1,066,100	15,767,619
IntercontinentalExchange, Inc. (a)	106,100	9,979,766

		25,747,385

Insurance - 9.0%
ACE Ltd.	721,070	35,375,694
Arch Capital Group Ltd. (a)	514,200	31,978,098
Axis Capital Holdings Ltd.	2,071,635	58,958,732
Loews Corp.	450,800	13,533,016
RenaissanceRe Holdings Ltd.	244,200	12,271,050

		152,116,590

		237,260,882

Information Technology - 10.8%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	620,600	13,659,406
F5 Networks, Inc. (a)	178,000	6,607,360

		20,266,766

Computers & Peripherals - 0.8%
EMC Corp. (a)	455,800	6,864,348
NetApp, Inc. (a)	323,200	7,259,072

		14,123,420

Electronic Equipment, Instruments & Components - 0.3%
Dolby Laboratories, Inc.-Class A (a)	109,335	4,551,616

Internet Software & Services - 1.6%
Ebay, Inc. (a)	671,000	14,258,750
VeriSign, Inc. (a)	597,900	12,221,076

		26,479,826

IT Services - 4.9%
Accenture Ltd.-Class A	1,150,369	40,343,441
Amdocs Ltd. (a)	66,300	1,585,896
SAIC, Inc. (a)	2,293,500	41,489,415

		83,418,752

Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored ADR)	616,105	6,450,617

Software - 1.6%
Symantec Corp. (a)	1,873,200	27,966,876

		183,257,873

Consumer Staples - 9.6%
Food & Staples Retailing - 2.2%
Safeway, Inc.	562,515	10,648,409
Wal-Mart Stores, Inc.	528,700	26,371,556

		37,019,965

Food Products - 1.6%
Archer-Daniels-Midland Co.	214,400	6,457,728
ConAgra Foods, Inc.	1,031,485	20,248,051

		26,705,779

Tobacco - 5.8%
Lorillard, Inc.	675,150	49,772,058
Philip Morris International, Inc.	1,057,200	49,265,520

		99,037,578

		162,763,322

Consumer Discretionary - 9.5%
Auto Components - 0.3%
WABCO Holdings, Inc.	257,625	4,897,451

Diversified Consumer Services - 1.8%
Apollo Group, Inc.-Class A (a)	448,530	30,966,511

Media - 4.2%
Comcast Corp.-Class A	2,156,050	32,038,903
The DIRECTV Group, Inc. (a)	247,200	6,402,480
Discovery Communications, Inc.-Class A (a)	272,800	6,683,600
DISH Network Corp.-Class A (a)	364,620	6,180,309
Time Warner Cable, Inc.-Class A	197,827	6,540,161
Time Warner, Inc.	483,768	12,897,255

		70,742,708

Specialty Retail - 3.2%
Advance Auto Parts, Inc.	336,570	15,559,631
Home Depot, Inc.	593,600	15,397,984
Ross Stores, Inc.	532,400	23,473,516

		54,431,131

		161,037,801

Telecommunication Services - 4.1%
Diversified Telecommunication Services - 4.1%
CenturyTel, Inc.	511,760	16,064,146
Qwest Communications International, Inc.	10,894,400	42,052,384
Verizon Communications, Inc.	360,565	11,563,320

		69,679,850

Materials - 1.4%
Chemicals - 1.4%
CF Industries Holdings, Inc.	169,400	13,372,436
FMC Corp.	86,620	4,213,197
Terra Industries, Inc.	240,600	7,015,896

		24,601,529

Utilities - 0.9%
Multi-Utilities - 0.9%
Public Service Enterprise Group, Inc.	473,400	15,361,830

Total Common Stocks (cost $1,527,954,690)		1,658,981,094

SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $31,976,944)	31,976,944	31,976,944

Total Investments -99.7% (cost $1,559,931,634) (c)		1,690,958,038
Other assets less liabilities - 0.3%		5,919,138

Net Assets - 100.0%		$1,696,877,176

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.
(c)	As of July 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $177,710,644 and gross unrealized depreciation of investments was $(46,684,240), resulting in net unrealized appreciation of $131,026,404.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

July 31, 2009 (unaudited)

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,658,981,094	$—	$—	$1,658,981,094
Short-Term Investments	31,976,944			31,976,944

Total Investments in Securities	1,690,958,038	—	—	1,690,958,038
Other Financial Instruments*	—	—	—	—

	$1,690,958,038	$—	$—	$1,690,958,038

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2009